SCHEDULE OF CONDENSED BALANCE SHEETS (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Current assets:
Cash and cash equivalents	$ 3,942,000	$ 30,618,000	$ 12,048,000	$ 12,694,000
Prepaid expenses and other current assets	706,000	5,485,000	4,683,000
Total current assets	8,308,000	64,546,000	102,617,000
Non-current assets:
Total non-current assets	924,000	7,183,000	4,027,000
TOTAL ASSETS	9,232,000	71,729,000	106,644,000	123,414,000
Current liabilities:
Total current liabilities	1,996,000	15,516,000	45,902,000
TOTAL LIABILITIES	2,124,000	16,510,000	45,902,000	43,336,000
Shareholders’ deficit
Total shareholders’ equity	7,108,000	55,219,000	60,742,000	$ 80,078,000	$ 105,473,000
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	9,232,000	71,729,000	106,644,000
Parent Company [Member]
Current assets:
Cash and cash equivalents	19,310	149,992
Prepaid expenses and other current assets	8,136	63,200
Amount due from a shareholder	1	9	9
Total current assets	27,447	213,201	9
Non-current assets:
Interests in subsidiaries	201	1,560	1,560
Total non-current assets	201	1,560	1,560
TOTAL ASSETS	27,648	214,761	1,569
Current liabilities:
Amount due to a subsidiary	69,857	542,623	220,878
Total current liabilities	69,857	542,623	220,878
TOTAL LIABILITIES	69,857	542,623	220,878
Shareholders’ deficit
Preferred shares US$0.0001 par value per share; 3,000,000 authorized; nil share issued and outstanding as of December 31, 2023 and 2024 Ordinary shares US$0.0001 par value per share; 300,000,000 authorized; 12,000,000 shares issued and outstanding as of December 31, 2023 and 2024	1	9	9
Accumulated losses	(42,210)	(327,871)	(219,318)
Total shareholders’ equity	(42,209)	(327,862)	(219,309)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 27,648	$ 214,761	$ 1,569